Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 11,559	$ 51,613
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	361	3,564
Non-Cash Expenses	3,027	749
Depreciation, Depletion, Amortization and Accretion	24,101	20,686
Unrealized (Gain) Loss on Derivatives	1,597	(2,000)
Dry Hole Expense	485	562
Deferred Income Tax Expense	7,372	7,543
Impairment Expense	170	16,017
(Gain) Loss on Sale of Asset	524	(92,510)
Changes in operating assets and liabilities
Accounts Receivable	1,974	1,289
Inventory, Prepaid Expenses and Other Assets	37	265
Accounts Payable and Accrued Expenses	10,353	9,671
Other Assets and Liabilities	(562)	(824)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	60,998	16,625
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Joint Venture Acreage Management	107	215
Contributions to Equity Method Investments	(2,207)	(3,552)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	3,732	122,651
Acquisitions of Undeveloped Acreage	(15,706)	(33,331)
Capital Expenditures for Development of Oil & Gas Properties and Equipment	(123,609)	(74,118)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(137,683)	11,865
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Long-Term Debt and Line of Credit	(876)	(155,000)
Proceeds from Long-Term Debt and Line of Credit	1,750	60,500
Repayments of Loans and Other Notes Payable	(786)	(397)
Proceeds from Senior Notes, Net of Discounts and Premiums	105,000	0
Debt Issuance Costs	(2,894)	(98)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	(233)
Proceeds from the Exercise of Stock Options	266	0
Distributions by the Partners of Consolidated Subsidiaries	(406)	(58)
Purchase of Noncontrolling Interests	(150)	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	70,583
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	101,904	(24,703)
NET INCREASE IN CASH	25,219	3,787
CASH - BEGINNING	43,975	11,796
CASH - ENDING	69,194	15,583
SUPPLEMENTAL DISCLOSURES
Interest Paid	15,337	2,960
Cash Paid for Income Taxes	57	270
NON-CASH ACTIVITIES
Increase in Accrued Capital Expenditures	$ 13,399	$ 5,167